6. Other Income and Expenses - Net	12 Months Ended
Dec. 31, 2018
Other Income And Expenses Net
Other Income and Expenses - Net

6.          Other income and expenses - net

Other income and expenses, net mainly comprises income from government grants for research and development projects of €10 (2017: €195, 2016: €171) and foreign exchange gains of €1,523 (2017: losses of €7, 2016: losses of €29).